NOTE 24. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
Note 24. Subsequent Event
Subsequent event

In April 2015 the Company established two wholly-owned subsidiaries called Shenzhen Kaiyuan Financial Services Co., Ltd. (“Shenzhen Kaiyuan Financial Services”) and Shenzhen Kaiyuan Inclusive Financial Services Co., Ltd. (“Shenzhen Kaiyuan Inclusive Financial Services”). Both subsidiaries were established to facilitate the operation of the Company’s new Internet-based businesses and as part of a rebranding of operations under the Kaiyuan Finance name.